THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities
December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Templeton Growth VIP Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$—	$—	$—	$—	$—	$92,485	$458,496	$1,268,717	$11,098,710	$2,638,068
class 2	—	—	—	1,866,498	—	—	—	—	—	—
class B	—	—	—	—	398,973	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	44,057,988	2,745,948	1,788,678	—	—	—	—	—	—	—
Total investments	44,057,988	2,745,948	1,788,678	1,866,498	398,973	92,485	458,496	1,268,717	11,098,710	2,638,068
Due from Sponsor Company	—	68	—	—	—	—	—	—	—	—
Receivable for fund shares sold	47,289	—	62	122	14	3	16	261	11,522	284
Other assets	—	1	1	1	1	1	1	1	—	2
Total assets	44,105,277	2,746,017	1,788,741	1,866,621	398,988	92,489	458,513	1,268,979	11,110,232	2,638,354

Liabilities:
Due to Sponsor Company	47,289	—	62	122	14	3	16	261	11,522	284
Payable for fund shares purchased	—	68	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	47,289	68	62	122	14	3	16	261	11,522	284

Net assets:
For contract liabilities	$44,057,988	$2,745,949	$1,788,679	$1,866,499	$398,974	$92,486	$458,497	$1,268,718	$11,098,710	$2,638,070

Contract Liabilities:
class None	$—	$—	$—	$—	$—	$92,486	$458,497	$1,268,718	$11,098,710	$2,638,070
class 2	—	—	—	1,866,499	—	—	—	—	—	—
class B	—	—	—	—	398,974	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	44,057,988	2,745,949	1,788,679	—	—	—	—	—	—	—
Total contract liabilities	$44,057,988	$2,745,949	$1,788,679	$1,866,499	$398,974	$92,486	$458,497	$1,268,718	$11,098,710	$2,638,070

Shares:
class None	—	—	—	—	—	6,053	31,884	85,551	888,608	207,886
class 2	—	—	—	149,559	—	—	—	—	—	—
class B	—	—	—	—	12,164	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	4,148,586	2,745,947	75,504	—	—	—	—	—	—	—
Total shares	4,148,586	2,745,947	75,504	149,559	12,164	6,053	31,884	85,551	888,608	207,886

Cost	$50,795,829	$2,745,947	$1,601,228	$1,731,180	$425,804	$76,605	$431,987	$1,414,544	$8,849,088	$2,089,753

Deferred contracts in the accumulation period:
Units owned by participants #	2,728,375	256,615	38,725	83,574	5,926	2,598	19,792	27,478	921,862	213,911
Minimum unit fair value #*	$13.657507	$9.773196	$41.746094	$17.247003	$29.104868	$34.045328	$21.220658	$32.380990	$11.825404	$12.121448
Maximum unit fair value #*	$16.165059	$10.259439	$46.717953	$24.404231	$34.600338	$35.769523	$23.424474	$48.551863	$12.016741	$12.285594
Contract liability	$43,943,750	$2,586,821	$1,784,772	$1,862,891	$200,391	$92,486	$458,497	$1,241,508	$11,072,656	$2,621,180

Contracts in payout (annuitization) period:
Units owned by participants #	7,067	15,510	84	148	5,739	—	—	560	2,168	1,375
Minimum unit fair value #*	$16.165059	$10.259439	$46.717953	$24.404231	$34.600338	$—	$—	$48.551863	$12.016741	$12.285594
Maximum unit fair value #*	$16.165059	$10.259439	$46.717953	$24.404231	$34.600338	$—	$—	$48.551863	$12.016741	$12.285594
Contract liability	$114,238	$159,128	$3,907	$3,608	$198,583	$—	$—	$27,210	$26,054	$16,890

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Equity Income VIP Fund	Guardian Growth & Income VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$70,679,432	$264,241	$10,440,998	$31,639,809	$2,038,801	$6,481,890	$75,394,646	$1,639,738	$256,549	$283,806
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	70,679,432	264,241	10,440,998	31,639,809	2,038,801	6,481,890	75,394,646	1,639,738	256,549	283,806
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	41,718	11	1,158	17,352	408	2,392	34,786	68	9	48
Other assets	—	—	1	—	1	2	—	1	—	—
Total assets	70,721,150	264,252	10,442,157	31,657,161	2,039,210	6,484,284	75,429,432	1,639,807	256,558	283,854

Liabilities:
Due to Sponsor Company	41,718	11	1,158	17,352	408	2,392	34,786	68	9	48
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	2	—	1	—	—	—	—	—	—
Total liabilities	41,719	13	1,158	17,353	408	2,392	34,786	68	9	48

Net assets:
For contract liabilities	$70,679,431	$264,239	$10,440,999	$31,639,808	$2,038,802	$6,481,892	$75,394,646	$1,639,739	$256,549	$283,806

Contract Liabilities:
class None	$70,679,431	$264,239	$10,440,999	$31,639,808	$2,038,802	$6,481,892	$75,394,646	$1,639,739	$256,549	$283,806
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$70,679,431	$264,239	$10,440,999	$31,639,808	$2,038,802	$6,481,892	$75,394,646	$1,639,739	$256,549	$283,806

Shares:
class None	6,868,749	24,581	330,830	2,608,393	90,613	195,414	2,099,545	76,659	19,203	26,648
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	6,868,749	24,581	330,830	2,608,393	90,613	195,414	2,099,545	76,659	19,203	26,648

Cost	$68,694,682	$258,401	$4,933,256	$26,339,716	$1,168,563	$2,977,526	$35,129,178	$1,120,400	$229,802	$270,678

Deferred contracts in the accumulation period:
Units owned by participants #	7,072,491	26,163	453,009	2,682,638	121,561	276,015	2,978,082	97,430	24,457	26,476
Minimum unit fair value #*	$9.815653	$9.681832	$22.188034	$11.586508	$15.969469	$22.727950	$24.380402	$16.453351	$10.414090	$10.172771
Maximum unit fair value #*	$9.962038	$10.016270	$22.954318	$11.743433	$16.521071	$23.512855	$25.222335	$17.021647	$10.498521	$10.310579
Contract liability	$70,434,499	$260,602	$10,355,749	$31,496,859	$2,005,160	$6,478,647	$75,019,098	$1,639,199	$256,549	$272,248

Contracts in payout (annuitization) period:
Units owned by participants #	24,587	363	3,714	12,173	2,036	138	14,889	32	—	1,121
Minimum unit fair value #*	$9.962038	$10.016270	$22.954318	$11.743433	$16.521071	$23.512855	$25.222335	$17.021647	$—	$10.310579
Maximum unit fair value #*	$9.962038	$10.016270	$22.954318	$11.743433	$16.521071	$23.512855	$25.222335	$17.021647	$—	$10.310579
Contract liability	$244,932	$3,637	$85,250	$142,949	$33,642	$3,245	$375,548	$540	$—	$11,558

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (continued)
December 31, 2024

	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian U.S. Government Securities VIP Fund	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class None	$947,421	$38,927,189	$21,637,341	$212,647	$410,566	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	18,843,725	7,805,554	29,397,769	28,564,276	4,902,300
class SRV2	—	—	—	—	—	—	—	—	—	—
Total investments	947,421	38,927,189	21,637,341	212,647	410,566	18,843,725	7,805,554	29,397,769	28,564,276	4,902,300
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	290	38,839	21,464	8	15	2,402	11,062	12,900	24,384	492
Other assets	1	2	2	—	—	2	1	1	2	—
Total assets	947,712	38,966,030	21,658,807	212,655	410,581	18,846,129	7,816,617	29,410,670	28,588,662	4,902,792

Liabilities:
Due to Sponsor Company	290	38,839	21,464	8	15	2,402	11,062	12,900	24,384	492
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	—	—	—
Total liabilities	290	38,839	21,464	9	15	2,402	11,062	12,900	24,384	492

Net assets:
For contract liabilities	$947,422	$38,927,191	$21,637,343	$212,646	$410,566	$18,843,727	$7,805,555	$29,397,770	$28,564,278	$4,902,300

Contract Liabilities:
class None	$947,422	$38,927,191	$21,637,343	$212,646	$410,566	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	18,843,727	7,805,555	29,397,770	28,564,278	4,902,300
class SRV2	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$947,422	$38,927,191	$21,637,343	$212,646	$410,566	$18,843,727	$7,805,555	$29,397,770	$28,564,278	$4,902,300

Shares:
class None	70,968	3,441,838	2,106,849	22,128	41,180	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	1,054,489	1,305,277	1,685,652	568,104	458,587
class SRV2	—	—	—	—	—	—	—	—	—	—
Total shares	70,968	3,441,838	2,106,849	22,128	41,180	1,054,489	1,305,277	1,685,652	568,104	458,587

Cost	$709,650	$33,690,840	$20,449,669	$212,759	$416,679	$17,909,182	$8,910,275	$28,326,869	$25,116,420	$4,795,335

Deferred contracts in the accumulation period:
Units owned by participants #	72,407	3,571,372	2,186,274	21,903	42,795	269,987	257,731	866,419	499,777	81,118
Minimum unit fair value #*	$12.639733	$10.690984	$9.723436	$9.512266	$9.120696	$49.570368	$22.640985	$23.693817	$45.629382	$39.849526
Maximum unit fair value #*	$12.844175	$10.881412	$9.880780	$9.641138	$9.362176	$71.633812	$30.385189	$34.144718	$57.157142	$61.029397
Contract liability	$926,612	$38,850,883	$21,589,474	$210,692	$400,087	$18,782,407	$7,804,472	$29,297,112	$28,402,923	$4,893,170

Contracts in payout (annuitization) period:
Units owned by participants #	1,620	7,013	4,845	203	1,119	856	36	2,948	2,823	150
Minimum unit fair value #*	$12.844175	$10.881412	$9.880780	$9.641138	$9.362176	$71.633812	$30.385189	$34.144718	$57.157142	$61.029397
Maximum unit fair value #*	$12.844175	$10.881412	$9.880780	$9.641138	$9.362176	$71.633812	$30.385189	$34.144718	$57.157142	$61.029397
Contract liability	$20,810	$76,308	$47,869	$1,954	$10,479	$61,320	$1,083	$100,658	$161,355	$9,130

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Assets and Liabilities (concluded)
December 31, 2024

Victory Sophus Emerging Markets VIP Series
Sub-Account

Assets:
Investments, at fair value
class None	$—
class 2	—
class B	—
class I	2,022,567
class SRV2	—
Total investments	2,022,567
Due from Sponsor Company	—
Receivable for fund shares sold	138
Other assets	2
Total assets	2,022,707

Liabilities:
Due to Sponsor Company	138
Payable for fund shares purchased	—
Other liabilities	—
Total liabilities	138

Net assets:
For contract liabilities	$2,022,569

Contract Liabilities:
class None	$—
class 2	—
class B	—
class I	2,022,569
class SRV2	—
Total contract liabilities	$2,022,569

Shares:
class None	—
class 2	—
class B	—
class I	187,275
class SRV2	—
Total shares	187,275

Cost	$2,396,186

Deferred contracts in the accumulation period:
Units owned by participants #	54,278
Minimum unit fair value #*	$23.600719
Maximum unit fair value #*	$41.114476
Contract liability	$2,014,980

Contracts in payout (annuitization) period:
Units owned by participants #	185
Minimum unit fair value #*	$41.114476
Maximum unit fair value #*	$41.114476
Contract liability	$7,589

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations
For the Periods Ended December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Templeton Growth VIP Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,493,671	$90,543	$33,611	$17,408	$—	$1,641	$9,411	$8,630	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(584,330)	(29,440)	(26,826)	(26,608)	(6,441)	(1,659)	(6,500)	(18,027)	(151,709)	(37,670)
Total expenses	(584,330)	(29,440)	(26,826)	(26,608)	(6,441)	(1,659)	(6,500)	(18,027)	(151,709)	(37,670)
Net investment income (loss)	909,341	61,103	6,785	(9,200)	(6,441)	(18)	2,911	(9,397)	(151,709)	(37,670)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,881,907)	—	106,812	(8,471)	10,053	2,881	3,605	(102,236)	605,994	111,760
Net realized gain distributions	—	—	73,430	5,958	1,290	7,351	10,197	132,320	—	—
Change in unrealized appreciation (depreciation) during the period	1,203,008	—	96,262	79,739	14,129	10,767	(973)	110,192	1,705,830	249,350
Net gain (loss) on investments	(678,899)	—	276,504	77,226	25,472	20,999	12,829	140,276	2,311,824	361,110
Net increase (decrease) in net assets resulting from operations	$230,442	$61,103	$283,289	$68,026	$19,031	$20,981	$15,740	$130,879	$2,160,115	$323,440

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Equity Income VIP Fund	Guardian Growth & Income VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(913,958)	(3,671)	(140,414)	(432,240)	(27,620)	(84,329)	(1,012,325)	(22,611)	(3,106)	(5,758)
Total expenses	(913,958)	(3,671)	(140,414)	(432,240)	(27,620)	(84,329)	(1,012,325)	(22,611)	(3,106)	(5,758)
Net investment income (loss)	(913,958)	(3,671)	(140,414)	(432,240)	(27,620)	(84,329)	(1,012,325)	(22,611)	(3,106)	(5,758)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	504,369	3,620	1,513,785	1,539,073	187,904	930,016	18,521,749	69,825	993	16,770
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	696,247	2,743	989,131	1,984,814	45,976	816,610	2,759,952	105,997	16,829	2,754
Net gain (loss) on investments	1,200,616	6,363	2,502,916	3,523,887	233,880	1,746,626	21,281,701	175,822	17,822	19,524
Net increase (decrease) in net assets resulting from operations	$286,658	$2,692	$2,362,502	$3,091,647	$206,260	$1,662,297	$20,269,376	$153,211	$14,716	$13,766

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (continued)
For the Periods Ended December 31, 2024

	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian U.S. Government Securities VIP Fund	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$—	$—	$245,846	$728,341	$897,574	$381,990	$—

Expenses:
Mortality and expense risk charges and Administrative charges	(12,846)	(522,169)	(290,274)	(2,670)	(5,749)	(259,295)	(104,318)	(401,514)	(385,794)	(66,247)
Total expenses	(12,846)	(522,169)	(290,274)	(2,670)	(5,749)	(259,295)	(104,318)	(401,514)	(385,794)	(66,247)
Net investment income (loss)	(12,846)	(522,169)	(290,274)	(2,670)	(5,749)	(13,449)	624,023	496,060	(3,804)	(66,247)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	21,482	947,338	40,134	(607)	(5,301)	(219,287)	(143,145)	1,724,098	738,770	(1,718,412)
Net realized gain distributions	—	—	—	—	—	1,568,652	—	—	1,046,407	—
Change in unrealized appreciation (depreciation) during the period	143,947	4,203,571	1,476,334	3,588	10,954	3,101,701	114,167	(610,999)	4,094,066	2,341,731
Net gain (loss) on investments	165,429	5,150,909	1,516,468	2,981	5,653	4,451,066	(28,978)	1,113,099	5,879,243	623,319
Net increase (decrease) in net assets resulting from operations	$152,583	$4,628,740	$1,226,194	$311	$(96)	$4,437,617	$595,045	$1,609,159	$5,875,439	$557,072

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Operations (concluded)
For the Periods Ended December 31, 2024

Victory Sophus Emerging Markets VIP Series
Sub-Account

Investment income:
Dividends	$58,384

Expenses:
Mortality and expense risk charges and Administrative charges	(27,683)
Total expenses	(27,683)
Net investment income (loss)	30,701

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(76,195)
Net realized gain distributions	—
Change in unrealized appreciation (depreciation) during the period	116,997
Net gain (loss) on investments	40,802
Net increase (decrease) in net assets resulting from operations	$71,503

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	Fidelity® VIP Investment Grade Bond Portfolio	Fidelity® VIP Government Money Market Portfolio	Fidelity® VIP Balanced Portfolio	Templeton Growth VIP Fund	AB VPS Sustainable Global Thematic Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio	Gabelli Capital Asset Fund	Guardian All Cap Core VIP Fund	Guardian Balanced Allocation VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$909,341	$61,103	$6,785	$(9,200)	$(6,441)	$(18)	$2,911	$(9,397)	$(151,709)	$(37,670)
Net realized gain (loss) on security transactions	(1,881,907)	—	106,812	(8,471)	10,053	2,881	3,605	(102,236)	605,994	111,760
Net realized gain distributions	—	—	73,430	5,958	1,290	7,351	10,197	132,320	—	—
Change in unrealized appreciation (depreciation) during the period	1,203,008	—	96,262	79,739	14,129	10,767	(973)	110,192	1,705,830	249,350
Net increase (decrease) in net assets resulting from operations	230,442	61,103	283,289	68,026	19,031	20,981	15,740	130,879	2,160,115	323,440

Unit transactions:
Purchases	23,423	—	960	20,098	360	—	1,308	19,129	3,307	23,883
Net transfers	4,672,039	1,643,866	4,695	107,852	(9,842)	(13)	13,797	(5,632)	(1,043,231)	32,785
Surrenders for benefit payments and fees	(10,564,623)	(569,616)	(649,530)	(104,873)	(17,937)	(24,813)	(39,053)	(322,931)	(2,838,898)	(608,171)
Other transactions	19,943	429	—	97	177	7	3	78	(248)	72
Death benefits	(899,509)	(43,030)	(7,577)	(27,966)	—	—	—	(25,313)	(140,238)	(35,865)
Net annuity transactions	(7,188)	(37,112)	1,568	(3,522)	(11,415)	—	—	(3,586)	6,072	(4,520)
Net increase (decrease) in net assets resulting from unit transactions	(6,755,915)	994,537	(649,884)	(8,314)	(38,657)	(24,819)	(23,945)	(338,255)	(4,013,236)	(591,816)
Net increase (decrease) in net assets	(6,525,473)	1,055,640	(366,595)	59,712	(19,626)	(3,838)	(8,205)	(207,376)	(1,853,121)	(268,376)

Net assets:
Beginning of period	50,583,461	1,690,309	2,155,274	1,806,787	418,600	96,324	466,702	1,476,094	12,951,831	2,906,446
End of period	$44,057,988	$2,745,949	$1,788,679	$1,866,499	$398,974	$92,486	$458,497	$1,268,718	$11,098,710	$2,638,070

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Core Fixed Income VIP Fund	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Equity Income VIP Fund	Guardian Growth & Income VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Short Duration Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(913,958)	$(3,671)	$(140,414)	$(432,240)	$(27,620)	$(84,329)	$(1,012,325)	$(22,611)	$(3,106)	$(5,758)
Net realized gain (loss) on security transactions	504,369	3,620	1,513,785	1,539,073	187,904	930,016	18,521,749	69,825	993	16,770
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	696,247	2,743	989,131	1,984,814	45,976	816,610	2,759,952	105,997	16,829	2,754
Net increase (decrease) in net assets resulting from operations	286,658	2,692	2,362,502	3,091,647	206,260	1,662,297	20,269,376	153,211	14,716	13,766

Unit transactions:
Purchases	43,656	—	18,551	20,538	960	175	44,865	—	—	—
Net transfers	8,472,336	8,447	(788,959)	(7,276)	(60,741)	(480,022)	(11,032,877)	67,355	5,302	(7,687)
Surrenders for benefit payments and fees	(15,281,579)	(47,003)	(1,771,057)	(7,930,107)	(292,725)	(720,836)	(15,103,815)	(62,085)	(14,520)	(373,955)
Other transactions	33,803	—	339	(323)	67	158	35,007	18	15	—
Death benefits	(1,285,218)	(7,253)	(205,947)	(492,761)	(32,292)	(102,369)	(1,219,913)	(24,895)	—	(1,820)
Net annuity transactions	(16,103)	723	10,938	(19,747)	(4,795)	(4,038)	3,895	(389)	—	459
Net increase (decrease) in net assets resulting from unit transactions	(8,033,105)	(45,086)	(2,736,135)	(8,429,676)	(389,526)	(1,306,932)	(27,272,838)	(19,996)	(9,203)	(383,003)
Net increase (decrease) in net assets	(7,746,447)	(42,394)	(373,633)	(5,338,029)	(183,266)	355,365	(7,003,462)	133,215	5,513	(369,237)

Net assets:
Beginning of period	78,425,878	306,633	10,814,632	36,977,837	2,222,068	6,126,527	82,398,108	1,506,524	251,036	653,043
End of period	$70,679,431	$264,239	$10,440,999	$31,639,808	$2,038,802	$6,481,892	$75,394,646	$1,639,739	$256,549	$283,806

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Guardian Strategic Large Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small-Mid Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian U.S. Government Securities VIP Fund	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory RS Large Cap Alpha VIP Series	Victory RS Small Cap Growth Equity VIP Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(12,846)	$(522,169)	$(290,274)	$(2,670)	$(5,749)	$(13,449)	$624,023	$496,060	$(3,804)	$(66,247)
Net realized gain (loss) on security transactions	21,482	947,338	40,134	(607)	(5,301)	(219,287)	(143,145)	1,724,098	738,770	(1,718,412)
Net realized gain distributions	—	—	—	—	—	1,568,652	—	—	1,046,407	—
Change in unrealized appreciation (depreciation) during the period	143,947	4,203,571	1,476,334	3,588	10,954	3,101,701	114,167	(610,999)	4,094,066	2,341,731
Net increase (decrease) in net assets resulting from operations	152,583	4,628,740	1,226,194	311	(96)	4,437,617	595,045	1,609,159	5,875,439	557,072

Unit transactions:
Purchases	175	12,793	6,061	—	—	18,152	1,318	20,220	10,693	2,339
Net transfers	(34,497)	(2,071,282)	(271,940)	(604)	(15,165)	(1,382,719)	503,828	828,488	(2,473,336)	(78,962)
Surrenders for benefit payments and fees	(69,891)	(8,925,567)	(4,530,321)	(1,983)	(162,272)	(5,772,606)	(2,066,161)	(7,538,536)	(6,298,992)	(1,585,749)
Other transactions	56	26,974	20,653	(5)	9	(390)	(138)	(96)	(669)	144
Death benefits	(139)	(542,142)	(347,147)	—	(143)	(100,146)	(76,519)	(367,524)	(533,738)	(11,575)
Net annuity transactions	(4,592)	(5,189)	1,463	(775)	3,456	14,859	(1,067)	(11,685)	(23,254)	(1,855)
Net increase (decrease) in net assets resulting from unit transactions	(108,888)	(11,504,413)	(5,121,231)	(3,367)	(174,115)	(7,222,850)	(1,638,739)	(7,069,133)	(9,319,296)	(1,675,658)
Net increase (decrease) in net assets	43,695	(6,875,673)	(3,895,037)	(3,056)	(174,211)	(2,785,233)	(1,043,694)	(5,459,974)	(3,443,857)	(1,118,586)

Net assets:
Beginning of period	903,727	45,802,864	25,532,380	215,702	584,777	21,628,960	8,849,249	34,857,744	32,008,135	6,020,886
End of period	$947,422	$38,927,191	$21,637,343	$212,646	$410,566	$18,843,727	$7,805,555	$29,397,770	$28,564,278	$4,902,300

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

Victory Sophus Emerging Markets VIP Series
Sub-Account

Operations:
Net investment income (loss)	$30,701
Net realized gain (loss) on security transactions	(76,195)
Net realized gain distributions	—
Change in unrealized appreciation (depreciation) during the period	116,997
Net increase (decrease) in net assets resulting from operations	71,503

Unit transactions:
Purchases	1,194
Net transfers	203,371
Surrenders for benefit payments and fees	(198,747)
Other transactions	24
Death benefits	(2,164)
Net annuity transactions	246
Net increase (decrease) in net assets resulting from unit transactions	3,924
Net increase (decrease) in net assets	75,427

Net assets:
Beginning of period	1,947,142
End of period	$2,022,569

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,473	$6,220	$580,835	$(72,409)	$491,575	$34,465	$(14,269)
Net realized gain (loss) on security transactions	(626,950)	(111,281)	(66,814)	(987,043)	605,610	(128,011)	(94,093)
Net realized gain on distributions	2,308,678	1,667,573	—	—	—	—	148,964
Net unrealized appreciation or depreciations of investments during the year	2,075,712	3,243,884	331,889	2,057,819	4,854,761	278,572	120,756
Net increase or decrease in net assets resulting from operations	3,758,913	4,806,396	845,910	998,367	5,951,946	185,026	161,358

Unit transactions:
Contract purchase payments	12,919	4,000	3,751	3,758	16,722	1,617	7,759
Transfers between investment divisions, net	(89,350)	(950,849)	155,499	582,892	(1,629,833)	(78,101)	(22,804)
Transfers on account of death	(433,986)	(367,032)	(111,827)	(683)	(327,770)	(594)	(4,486)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,767,204)	(2,329,933)	(919,220)	(949,902)	(3,892,454)	(205,515)	(392,423)
Contract fees	(3,915)	(2,823)	(935)	(698)	(3,379)	(551)	(597)
Transfers-rider fees and other	(302,639)	(185,355)	(99,620)	(58,170)	(343,852)	(3,130)	(5,077)
Net increase/(decrease) from contract transactions	(4,584,175)	(3,831,992)	(972,352)	(422,803)	(6,180,566)	(286,274)	(417,628)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	(825,262)	974,404	(126,442)	575,564	(228,620)	(101,248)	(256,270)

Net Assets:
Beginning of year	32,833,397	20,654,556	8,975,691	5,445,322	35,086,364	2,048,390	1,732,364
End of year	$32,008,135	$21,628,960	$8,849,249	$6,020,886	$34,857,744	$1,947,142	$1,476,094

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio	Davis Real Estate Portfolio	Fidelity VIP Balanced Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,882)	$(233)	$4,695	$1,314	$624,609	$56,162	$35,074
Net realized gain (loss) on security transactions	12,690	(7,993)	(1,674)	141,552	(1,535,886)	—	4,168
Net realized gain on distributions	25,808	4,168	—	90,904	—	—	—
Net unrealized appreciation or depreciations of investments during the year	21,255	17,343	52,090	126,094	3,254,156	—	273,445
Net increase or decrease in net assets resulting from operations	52,871	13,285	55,111	359,864	2,342,879	56,162	312,687

Unit transactions:
Contract purchase payments	360	—	3,119	1,040	31,375	445	4,000
Transfers between investment divisions, net	(6,084)	(117,833)	123,891	87,671	2,474,201	91,711	(6,150)
Transfers on account of death	—	—	(6,576)	(34,005)	(896,691)	(7,266)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(8,793)	(30,930)	(55,935)	(523,104)	(5,401,269)	(499,079)	(206,326)
Contract fees	(76)	(42)	(117)	(630)	(5,279)	(1,227)	(279)
Transfers-rider fees and other	(17,152)	(1,067)	(879)	(6,250)	(512,931)	(11,602)	(2,447)
Net increase/(decrease) from contract transactions	(31,745)	(149,872)	63,503	(475,278)	(4,310,594)	(427,018)	(211,202)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	12,677	—
Net increase or decrease in net assets	21,126	(136,587)	118,614	(115,414)	(1,967,715)	(358,179)	101,485

Net Assets:
Beginning of year	397,474	232,911	348,088	2,270,688	52,551,176	2,048,488	1,705,302
End of year	$418,600	$96,324	$466,702	$2,155,274	$50,583,461	$1,690,309	$1,806,787

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Guardian Core Plus Fixed Income VIP Fund	Guardian Diversified Research VIP Fund	Guardian Growth & Income VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Large Cap Fundamental Growth VIP Fund	Guardian Mid Cap Relative Value VIP Fund	Guardian U.S. Government Securities VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(5,866)	$(142,843)	$(28,575)	$(1,019,760)	$(73,049)	$(22,397)	$(8,758)
Net realized gain (loss) on security transactions	1,029	908,365	145,617	11,479,280	510,282	98,829	(12,065)
Net realized gain on distributions	—	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	16,966	1,862,123	99,782	17,440,081	1,590,663	33,396	35,756
Net increase or decrease in net assets resulting from operations	12,129	2,627,645	216,824	27,899,601	2,027,896	109,828	14,933

Unit transactions:
Contract purchase payments	—	5,359	1,110	83,767	313	—	—
Transfers between investment divisions, net	—	(653,729)	(47,397)	(10,966,824)	(467,182)	(13,594)	50,625
Transfers on account of death	—	(222,328)	(39,329)	(1,110,658)	(50,924)	(28,482)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(186,372)	(1,497,665)	(286,585)	(10,499,233)	(356,838)	(208,462)	(213,786)
Contract fees	(158)	(1,749)	(722)	(9,845)	(799)	(210)	(270)
Transfers-rider fees and other	(1,471)	(57,625)	(10,120)	(706,989)	(22,574)	(2,404)	(3,243)
Net increase/(decrease) from contract transactions	(188,001)	(2,427,737)	(383,043)	(23,209,782)	(898,004)	(253,152)	(166,674)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—
Net increase or decrease in net assets	(175,872)	199,908	(166,219)	4,689,819	1,129,892	(143,324)	(151,741)

Net Assets:
Beginning of year	482,505	10,614,724	2,388,287	77,708,289	4,996,635	1,649,848	736,518
End of year	$306,633	$10,814,632	$2,222,068	$82,398,108	$6,126,527	$1,506,524	$584,777

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Small Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(160,179)	$(538,716)	$(300,704)	$(13,799)	$(3,340)	$(3,533)	$(963,450)	$(9,387)	$(41,681)	$(447,222)
Net realized gain (loss) on security transactions	(164,508)	(727,749)	(696,257)	10,353	(5,214)	(1,109)	(303,621)	(35)	46,740	222,679
Net realized gain on distributions	—	—	—	—	—	—	—	—	—	—
Net unrealized appreciation or depreciations of investments during the year	2,833,355	7,756,135	4,609,083	168,285	17,478	39,005	4,532,811	27,602	472,544	2,380,415
Net increase or decrease in net assets resulting from operations	2,508,668	6,489,670	3,612,122	164,839	8,924	34,363	3,265,740	18,180	477,603	2,155,872

Unit transactions:
Contract purchase payments	1,831	40,985	29,793	463	160	—	70,157	—	3,760	16,233
Transfers between investment divisions, net	(516,919)	1,448,569	444,977	(451)	(13,653)	(4,339)	4,915,244	87,068	(19,832)	2,475,322
Transfers on account of death	(88,805)	(556,684)	(393,441)	(5,896)	—	(2,777)	(1,404,338)	—	(3,458)	(360,106)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,607,354)	(5,775,647)	(3,189,671)	(206,507)	(83,609)	(7,791)	(8,717,382)	(175,125)	(581,314)	(4,309,423)
Contract fees	(1,473)	(4,499)	(2,274)	(338)	(77)	(92)	(8,804)	(194)	(1,130)	(3,852)
Transfers-rider fees and other	(127,668)	(459,803)	(243,934)	(3,444)	(497)	(290)	(716,837)	(4,804)	(4,847)	(352,776)
Net increase/(decrease) from contract transactions	(2,340,388)	(5,307,079)	(3,354,550)	(216,173)	(97,676)	(15,289)	(5,861,960)	(93,055)	(606,821)	(2,534,602)
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—	—	—	—	—	—	—	—
Net increase or decrease in net assets	168,280	1,182,591	257,572	(51,334)	(88,752)	19,074	(2,596,220)	(74,875)	(129,218)	(378,730)

Net Assets:
Beginning of year	12,783,551	44,620,273	25,274,808	955,061	304,454	231,962	81,022,098	727,918	3,035,664	37,356,567
End of year	$12,951,831	$45,802,864	$25,532,380	$903,727	$215,702	$251,036	$78,425,878	$653,043	$2,906,446	$36,977,837

The accompanying notes are an integral part of these financial statements.

THE GUARDIAN SEPARATE ACCOUNT Q
The Guardian Insurance & Annuity Company, Inc.
Notes to Financial Statements
December 31, 2024

1. Organization:

The Guardian Separate Account Q (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:
Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Balanced Portfolio, Templeton Growth VIP Fund, AB VPS Sustainable Global Thematic Portfolio, Davis Financial Portfolio, Davis Real Estate Portfolio, Gabelli Capital Asset Fund, Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Diversified Research VIP Fund, Guardian Equity Income VIP Fund, Guardian Growth & Income VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government Securities VIP Fund, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory Sophus Emerging Markets VIP Series.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.
If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2024 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2024, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2024 and 2023.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2024.
h) In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.00% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a current maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%
Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%
Asset Access (GMWB I) charges current maximum of 0.50%
Guarantee Minimum Income Benefit (GMIB) charges current maximum of 0.50%
Lifetime Asset Access (GMWB II) charges current maximum of 0.60%
Liftime Focus (GMWB III) charges current maximum of 0.85%
Spousal Asset Access (GMWB II) charges current maximum of 0.75%
7 Year Enhanced Death Benefit Rider (7yrEDB) charges current maximum of 0.20%
Guarantee Lifetime Withdrawal Benefit Step Up Death Benefit charges current maximum of 0.50%
Guarantee Minimum Death Benefit (GMDB) charges current maximum of 0.30%
Proportionate 7 Year Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.20%
Proportionate Enhanced Death Benefit Rider (EDBR) charges current maximum of 0.50%
Target 200 Joint charges current maximum of 1.25%
Target 200 Single charges current maximum of 0.95%
Target 300 Joint charges current maximum of 1.60%
Target 300 Single charges current maximum of 1.20%
Target Future Single charges current maximum of 0.50%
Target Now Joint charges current maximum of 0.85%
Target Now Single charges current maximum of 0.40%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM's Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Core Plus Fixed Income VIP Fund
Guardian Diversified Research VIP Fund
Guardian Growth & Income VIP Fund
Guardian Large Cap Disciplined Growth VIP Fund
Guardian Large Cap Fundamental Growth VIP Fund
Guardian Mid Cap Relative Value VIP Fund
Guardian All Cap Core VIP Fund
Guardian Select Mid Cap Core VIP Fund
Guardian Small-Mid Cap Core VIP Fund
Guardian Strategic Large Cap Core VIP Fund
Guardian U.S. Government Securities VIP Fund
Guardian Total Return Bond VIP Fund
Guardian Small Cap Core VIP Fund
Guardian Core Fixed Income VIP Fund
Guardian Short Duration Bond VIP Fund
Guardian Balanced Allocation VIP Fund
Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Fred Alger Management, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisory Services, LLC, , and Templeton Global Advisors Limited, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in "Mortality and expense risk charges" in the Statements of Operations.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Investment Grade Bond Portfolio	$8,571,202	$14,432,169
Fidelity® VIP Government Money Market Portfolio	$2,095,950	$1,218,039
Fidelity® VIP Balanced Portfolio	$114,313	$690,110
Templeton Growth VIP Fund	$148,358	$165,377
AB VPS Sustainable Global Thematic Portfolio	$4,100	$53,357
Davis Financial Portfolio	$8,995	$32,096
Davis Real Estate Portfolio	$37,547	$54,189
Gabelli Capital Asset Fund	$158,861	$379,906
Guardian All Cap Core VIP Fund	$62,981	$4,235,707
Guardian Balanced Allocation VIP Fund	$58,768	$694,747
Guardian Core Fixed Income VIP Fund	$10,597,022	$19,562,802
Guardian Core Plus Fixed Income VIP Fund	$8,621	$63,280
Guardian Diversified Research VIP Fund	$180,421	$3,064,335
Guardian Equity Income VIP Fund	$1,483,807	$10,357,236
Guardian Growth & Income VIP Fund	$12,722	$436,236
Guardian Large Cap Fundamental Growth VIP Fund	$187,637	$1,585,309
Guardian Large Cap Disciplined Growth VIP Fund	$2,007,194	$30,312,084
Guardian Mid Cap Relative Value VIP Fund	$109,294	$157,944
Guardian Small Cap Core VIP Fund	$5,420	$23,321
Guardian Short Duration Bond VIP Fund	$148,642	$543,396
Guardian Strategic Large Cap Core VIP Fund	$218	$127,222
Guardian Select Mid Cap Core VIP Fund	$587,059	$12,626,439
Guardian Small-Mid Cap Core VIP Fund	$564,927	$5,986,749
Guardian Total Return Bond VIP Fund	$13,505	$24,831
Guardian U.S. Government Securities VIP Fund	$37,173	$223,039
Victory 500 Index VIP Series	$2,319,637	$7,996,938
Victory High Yield VIP Series	$1,346,604	$2,368,107
Victory RS International VIP Series	$2,901,343	$9,486,226
Victory RS Large Cap Alpha VIP Series	$1,764,643	$10,052,014
Victory RS Small Cap Growth Equity VIP Series	$573,206	$2,321,213
Victory Sophus Emerging Markets VIP Series	$277,573	$249,173
5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Fidelity® VIP Investment Grade Bond Portfolio	432,817	850,697	(417,880)
Fidelity® VIP Government Money Market Portfolio	171,917	66,210	105,707
Fidelity® VIP Balanced Portfolio	143	14,622	(14,479)
Templeton Growth VIP Fund	5,495	5,665	(170)
AB VPS Sustainable Global Thematic Portfolio	89	526	(437)
Davis Financial Portfolio	—	859	(859)
Davis Real Estate Portfolio	1,446	2,555	(1,109)
Gabelli Capital Asset Fund	461	7,755	(7,294)
Guardian All Cap Core VIP Fund	5,021	360,581	(355,560)
Guardian Balanced Allocation VIP Fund	5,447	56,259	(50,812)
Guardian Core Fixed Income VIP Fund	1,088,174	1,895,092	(806,918)
Guardian Core Plus Fixed Income VIP Fund	903	5,549	(4,646)
Guardian Diversified Research VIP Fund	4,230	136,245	(132,015)
Guardian Equity Income VIP Fund	81,807	817,926	(736,119)
Guardian Growth & Income VIP Fund	593	24,245	(23,652)
Guardian Large Cap Fundamental Growth VIP Fund	5,321	64,392	(59,071)
Guardian Large Cap Disciplined Growth VIP Fund	83,221	1,258,911	(1,175,690)
Guardian Mid Cap Relative Value VIP Fund	6,794	7,840	(1,046)
Guardian Small Cap Core VIP Fund	522	1,490	(968)
Guardian Short Duration Bond VIP Fund	212	38,078	(37,866)
Guardian Strategic Large Cap Core VIP Fund	15	8,875	(8,860)
Guardian Select Mid Cap Core VIP Fund	16,033	1,115,333	(1,099,300)
Guardian Small-Mid Cap Core VIP Fund	21,094	547,020	(525,926)
Guardian Total Return Bond VIP Fund	1,256	1,590	(334)
Guardian U.S. Government Securities VIP Fund	1,968	21,134	(19,166)
Victory 500 Index VIP Series	3,504	117,112	(113,608)
Victory High Yield VIP Series	24,653	79,762	(55,109)
Victory RS International VIP Series	44,931	250,964	(206,033)
Victory RS Large Cap Alpha VIP Series	5,268	179,962	(174,694)
Victory RS Small Cap Growth Equity VIP Series	5,440	34,286	(28,846)
Victory Sophus Emerging Markets VIP Series	5,278	5,043	235

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Victory RS Large Cap Alpha VIP Series	1,583	104,421	(102,838)
Victory 500 Index VIP Series	84	75,459	(75,375)
Victory High Yield VIP Series	5,958	42,339	(36,381)
Victory RS Small Cap Growth Equity VIP Series	12,327	20,656	(8,329)
Victory RS International VIP Series	592	208,376	(207,784)
Victory Sophus Emerging Markets VIP Series	46	7,878	(7,832)
Gabelli Capital Asset Fund	577	10,726	(10,149)
AB Sustainable Global Thematic Portfolio Class B	12	528	(516)
Davis Financial Portfolio	20	6,105	(6,085)
Davis Real Estate Portfolio	6,962	3,182	3,780
Fidelity VIP Balanced Portfolio Service Class 2	2,182	16,185	(14,003)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	195,597	472,392	(276,795)
Fidelity VIP Government Money Market Portfolio Service Class 2	18,024	60,889	(42,865)
Templeton Growth VIP Fund Class 2	1,054	10,929	(9,875)
Guardian Core Plus Fixed Income VIP Fund	352	20,253	(19,901)
Guardian Diversified Research VIP Fund	325	146,754	(146,429)
Guardian Growth & Income VIP Fund	79	27,003	(26,924)
Guardian Large Cap Disciplined Growth VIP Fund	5,379	1,343,423	(1,338,044)
Guardian Large Cap Fundamental Growth VIP Fund	20	55,213	(55,193)
Guardian Mid Cap Relative Value VIP Fund	2,068	19,591	(17,523)
Guardian U.S. Government Securities VIP Fund	11,030	29,423	(18,393)
Guardian All Cap Core VIP Fund	238	254,052	(253,814)
Guardian Select Mid Cap Core VIP Fund	212,246	769,443	(557,197)
Guardian Small Mid Cap Core VIP Fund	87,417	450,859	(363,442)
Guardian Strategic Large Cap Core VIP Fund	48	20,886	(20,838)
Guardian Total Return Bond VIP Fund	425	10,873	(10,448)
Guardian Small Cap Core VIP Fund	—	1,713	(1,713)
Guardian Core Fixed Income VIP Fund	568,202	1,174,390	(606,188)
Guardian Short Duration Bond VIP Fund	15,414	24,689	(9,275)
Guardian Balanced Allocation VIP Fund	6,319	63,381	(57,062)
Guardian Equity Income VIP Fund	251,871	498,491	(246,620)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2024. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Investment Grade Bond Portfolio
2024	2,735,442	$14.444572	to	$16.165059	$44,057,988	1.20%	to	1.70%	3.17%	to	3.47%	(0.22)%	to	0.28%
2023	3,146,255	$14.302456	to	$16.120005	$50,532,982	1.20%	to	1.75%	2.44%	to	2.44%	4.15%	to	4.73%
2022	3,423,050	$13.732674	to	$15.391837	$52,495,909	1.20%	to	1.75%	2.04%	to	2.04%	(14.73)%	to	(14.25)%
2021	3,845,677	$16.104701	to	$17.950128	$68,792,665	1.20%	to	1.75%	1.79%	to	1.79%	(2.63)%	to	(2.08)%
2020	3,778,582	$16.539143	to	$18.331935	$69,044,117	1.20%	to	1.75%	2.04%	to	2.04%	7.25%	to	7.85%
Fidelity® VIP Government Money Market Portfolio
2024	272,125	$9.773196	to	$10.259439	$2,745,949	1.20%	to	1.70%	4.74%	to	4.76%	3.06%	to	3.58%
2023	150,908	$9.436492	to	$9.904904	$1,482,057	1.20%	to	1.75%	4.51%	to	4.51%	2.80%	to	3.38%
2022	193,773	$9.219307	to	$9.581455	$1,845,958	1.20%	to	1.70%	1.06%	to	1.06%	(0.46)%	to	0.04%
2021	202,884	$9.262019	to	$9.577796	$1,933,951	1.20%	to	1.70%	0.01%	to	0.01%	(1.69)%	to	(1.20)%
2020	232,016	$9.391044	to	$9.693856	$2,238,945	1.20%	to	1.75%	0.24%	to	0.24%	(1.53)%	to	(0.98)%
Fidelity® VIP Balanced Portfolio
2024	38,809	$41.746094	to	$46.717953	$1,788,679	1.20%	to	1.70%	1.65%	to	1.65%	13.67%	to	14.24%
2023	53,204	$36.726171	to	$40.894429	$2,153,112	1.20%	to	1.70%	1.35%	to	1.35%	19.18%	to	19.78%
2022	67,207	$30.814570	to	$34.140630	$2,268,703	1.20%	to	1.70%	0.99%	to	0.99%	(19.57)%	to	(19.17)%
2021	86,442	$38.313158	to	$42.236481	$3,620,080	1.20%	to	1.70%	0.74%	to	0.74%	16.00%	to	16.58%
2020	98,356	$33.029723	to	$36.230255	$3,524,015	1.20%	to	1.70%	1.28%	to	1.28%	20.06%	to	20.66%
Templeton Growth VIP Fund
2024	83,722	$21.806761	to	$24.404231	$1,866,499	1.20%	to	1.70%	0.94%	to	0.95%	3.62%	to	4.14%
2023	83,744	$21.045799	to	$23.434680	$1,799,668	1.20%	to	1.70%	3.41%	to	3.41%	18.96%	to	19.56%
2022	93,619	$17.690993	to	$19.600740	$1,698,806	1.20%	to	1.70%	0.16%	to	0.16%	(13.00)%	to	(12.56)%
2021	92,022	$20.334604	to	$22.417169	$1,909,476	1.20%	to	1.70%	1.11%	to	1.11%	3.10%	to	3.62%
2020	100,545	$19.723628	to	$21.635050	$2,021,566	1.20%	to	1.70%	2.99%	to	2.99%	4.00%	to	4.53%
AB VPS Sustainable Global Thematic Portfolio
2024	11,665	$30.917785	to	$34.600338	$398,974	1.20%	to	1.70%	—%	to	—%	4.16%	to	4.69%
2023	6,363	$29.682223	to	$33.051283	$205,978	1.20%	to	1.70%	0.03%	to	0.03%	13.75%	to	14.32%
2022	6,879	$26.095133	to	$28.911997	$194,391	1.20%	to	1.70%	—%	to	—%	(28.40)%	to	(28.04)%
2021	7,637	$36.445984	to	$40.178331	$300,633	1.20%	to	1.70%	—%	to	—%	20.50%	to	21.10%
2020	8,996	$30.245899	to	$33.176880	$293,288	1.20%	to	1.70%	0.45%	to	0.45%	36.72%	to	37.41%
Davis Financial Portfolio
2024	2,598	$34.045328	to	$35.769523	$92,486	1.20%	to	1.45%	1.80%	to	1.80%	27.62%	to	27.94%

2023	3,457	$26.676733	to	$27.957546	$96,324	1.20%	to	1.45%	1.78%	to	1.78%	13.63%	to	13.91%
2022	9,542	$23.269754	to	$24.543135	$232,911	1.20%	to	1.50%	3.28%	to	3.28%	(9.90)%	to	(9.62)%
2021	4,709	$25.825495	to	$27.156970	$126,520	1.20%	to	1.50%	1.42%	to	1.42%	28.59%	to	28.98%
2020	4,929	$20.083834	to	$21.055981	$102,742	1.20%	to	1.50%	1.08%	to	1.08%	(7.40)%	to	(7.12)%
Davis Real Estate Portfolio
2024	19,792	$21.220658	to	$23.424474	$458,497	1.20%	to	1.70%	2.02%	to	2.03%	3.14%	to	3.66%
2023	20,901	$20.575109	to	$22.598160	$465,888	1.20%	to	1.70%	2.53%	to	2.53%	8.78%	to	9.33%
2022	17,121	$18.913955	to	$20.669943	$347,340	1.20%	to	1.70%	1.53%	to	1.53%	(28.04)%	to	(27.68)%
2021	25,361	$27.180068	to	$28.581316	$717,630	1.20%	to	1.50%	1.18%	to	1.18%	39.86%	to	40.28%
2020	27,261	$19.433419	to	$20.374056	$549,697	1.20%	to	1.50%	2.02%	to	2.02%	(9.46)%	to	(9.19)%
Gabelli Capital Asset Fund
2024	28,038	$43.557111	to	$48.551863	$1,268,718	1.20%	to	1.70%	0.53%	to	0.67%	9.41%	to	9.97%
2023	34,772	$39.809124	to	$44.151926	$1,445,971	1.20%	to	1.70%	0.45%	to	0.45%	9.96%	to	10.52%
2022	44,921	$35.802155	to	$39.950898	$1,702,136	1.20%	to	1.75%	0.42%	to	0.42%	(14.44)%	to	(13.97)%
2021	50,733	$41.846850	to	$46.436518	$2,244,934	1.20%	to	1.75%	0.45%	to	0.45%	18.38%	to	19.04%
2020	57,463	$35.350696	to	$39.010046	$2,131,491	1.20%	to	1.75%	0.16%	to	0.16%	4.48%	to	5.07%
Guardian All Cap Core VIP Fund
2024	924,030	$11.825404	to	$12.016741	$11,098,710	1.20%	to	1.70%	—%	to	—%	18.06%	to	18.65%
2023	1,277,422	$10.004009	to	$10.127548	$12,933,234	1.20%	to	1.75%	—%	to	—%	20.79%	to	21.46%
2022	1,531,236	$8.282480	to	$8.338195	$12,765,765	1.20%	to	1.75%	—%	to	—%	(18.99)%	to	(18.53)%
2021♦	1,676,217	$10.223414	to	$10.234967	$17,155,563	1.20%	to	1.75%	—%	to	—%	2.23%	to	2.35%
Guardian Balanced Allocation VIP Fund
2024	215,286	$12.121448	to	$12.285594	$2,638,070	1.20%	to	1.70%	—%	to	—%	11.88%	to	12.44%
2023	264,723	$10.834140	to	$10.925883	$2,885,906	1.20%	to	1.70%	—%	to	—%	15.87%	to	16.45%
2022♦	321,785	$9.334054	to	$9.382202	$3,016,090	1.20%	to	1.95%	—%	to	—%	(6.66)%	to	(6.18)%
Guardian Core Fixed Income VIP Fund
2024	7,097,078	$9.815653	to	$9.962038	$70,679,431	1.20%	to	1.75%	—%	to	—%	(0.28)%	to	0.26%
2023	7,879,409	$9.843334	to	$9.936170	$78,274,174	1.20%	to	1.75%	—%	to	—%	3.67%	to	4.25%
2022♦	8,485,597	$9.494672	to	$9.530985	$80,869,081	1.20%	to	1.75%	—%	to	—%	(5.05)%	to	(4.69)%
Guardian Core Plus Fixed Income VIP Fund
2024	26,526	$9.681832	to	$10.016270	$264,239	1.20%	to	1.70%	—%	to	—%	0.64%	to	1.15%
2023	30,809	$9.619797	to	$9.902269	$303,581	1.20%	to	1.70%	—%	to	—%	3.95%	to	4.47%
2022	50,710	$9.254077	to	$9.478255	$479,351	1.20%	to	1.70%	—%	to	—%	(15.70)%	to	(15.28)%
2021	54,456	$10.977518	to	$11.187274	$608,511	1.20%	to	1.70%	—%	to	—%	(1.69)%	to	(1.20)%
2020	61,163	$11.166380	to	$11.322927	$692,012	1.20%	to	1.70%	—%	to	—%	5.60%	to	6.13%
Guardian Diversified Research VIP Fund
2024	456,723	$22.188034	to	$22.954318	$10,440,999	1.20%	to	1.70%	—%	to	—%	23.75%	to	24.38%
2023	585,024	$17.929206	to	$18.455563	$10,750,155	1.20%	to	1.70%	—%	to	—%	26.78%	to	27.42%
2022	731,453	$13.973654	to	$14.484384	$10,557,896	1.20%	to	1.95%	—%	to	—%	(19.33)%	to	(18.72)%
2021	853,017	$17.321219	to	$17.819895	$15,163,897	1.20%	to	1.95%	—%	to	—%	21.64%	to	22.56%
2020	1,048,420	$14.239690	to	$14.540122	$15,215,815	1.20%	to	1.95%	—%	to	—%	17.86%	to	18.75%
Guardian Equity Income VIP Fund
2024	2,694,811	$11.586508	to	$11.743433	$31,639,808	1.20%	to	1.70%	—%	to	—%	8.21%	to	8.75%
2023	3,418,757	$10.697623	to	$10.798497	$36,911,096	1.20%	to	1.75%	—%	to	—%	5.53%	to	6.12%
2022♦	3,665,377	$10.136908	to	$10.175661	$37,294,787	1.20%	to	1.75%	—%	to	—%	1.37%	to	1.76%
Guardian Growth & Income VIP Fund
2024	123,597	$15.969469	to	$16.521071	$2,038,802	1.20%	to	1.70%	—%	to	—%	9.12%	to	9.67%

2023	145,213	$14.634882	to	$15.064593	$2,184,056	1.20%	to	1.70%	—%	to	—%	9.67%	to	10.22%
2022	172,137	$13.308396	to	$13.667567	$2,349,596	1.20%	to	1.75%	—%	to	—%	(6.87)%	to	(6.35)%
2021	198,512	$14.290529	to	$14.594648	$2,894,761	1.20%	to	1.75%	—%	to	—%	25.99%	to	26.69%
2020	223,348	$11.360503	to	$11.519755	$2,571,443	1.20%	to	1.70%	—%	to	—%	0.39%	to	0.89%
Guardian Large Cap Fundamental Growth VIP Fund
2024	276,153	$22.727950	to	$23.512855	$6,481,892	1.20%	to	1.70%	—%	to	—%	27.87%	to	28.52%
2023	335,086	$17.715851	to	$18.295559	$6,120,563	1.20%	to	1.75%	—%	to	—%	42.03%	to	42.83%
2022	390,279	$12.472879	to	$12.809528	$4,992,232	1.20%	to	1.75%	—%	to	—%	(33.92)%	to	(33.56)%
2021	395,091	$18.876840	to	$19.278512	$7,607,261	1.20%	to	1.75%	—%	to	—%	19.48%	to	20.15%
2020	434,820	$15.823883	to	$16.045641	$6,971,415	1.20%	to	1.70%	—%	to	—%	28.51%	to	29.16%
Guardian Large Cap Disciplined Growth VIP Fund
2024	2,992,971	$24.380402	to	$25.222335	$75,394,646	1.20%	to	1.70%	—%	to	—%	26.62%	to	27.26%
2023	4,153,772	$19.192277	to	$19.820209	$82,223,496	1.20%	to	1.75%	—%	to	—%	39.41%	to	40.18%
2022	5,491,816	$13.767119	to	$14.138634	$77,576,034	1.20%	to	1.75%	—%	to	—%	(32.71)%	to	(32.33)%
2021	5,381,158	$20.458492	to	$20.893724	$112,340,827	1.20%	to	1.75%	—%	to	—%	18.29%	to	18.95%
2020	6,357,375	$17.294863	to	$17.564725	$111,603,267	1.20%	to	1.75%	—%	to	—%	34.02%	to	34.77%
Guardian Mid Cap Relative Value VIP Fund
2024	97,462	$16.453351	to	$17.021647	$1,639,739	1.20%	to	1.70%	—%	to	—%	9.75%	to	10.30%
2023	98,476	$14.992232	to	$15.432422	$1,505,644	1.20%	to	1.70%	—%	to	—%	7.27%	to	7.80%
2022	115,999	$13.976628	to	$14.315168	$1,648,959	1.20%	to	1.70%	—%	to	—%	(6.43)%	to	(5.96)%
2021	93,702	$14.937725	to	$15.223113	$1,415,662	1.20%	to	1.70%	—%	to	—%	26.66%	to	27.30%
2020	94,436	$11.793293	to	$11.958608	$1,123,016	1.20%	to	1.70%	—%	to	—%	1.06%	to	1.56%
Guardian Small Cap Core VIP Fund
2024	24,457	$10.414090	to	$10.498521	$256,549	1.20%	to	1.50%	—%	to	—%	5.96%	to	6.28%
2023	25,425	$9.828608	to	$9.878504	$251,036	1.20%	to	1.50%	—%	to	—%	15.20%	to	15.55%
2022♦	27,138	$8.531624	to	$8.549212	$231,962	1.20%	to	1.50%	—%	to	—%	(14.68)%	to	(14.51)%
Guardian Short Duration Bond VIP Fund
2024	27,597	$10.172771	to	$10.310579	$283,806	1.20%	to	1.70%	—%	to	—%	2.94%	to	3.46%
2023	64,342	$9.881859	to	$9.965569	$640,481	1.20%	to	1.70%	—%	to	—%	2.33%	to	2.85%
2022♦	73,617	$9.656501	to	$9.689674	$712,932	1.20%	to	1.70%	—%	to	—%	(3.43)%	to	(3.10)%
Guardian Strategic Large Cap Core VIP Fund
2024	74,027	$12.639733	to	$12.844175	$947,422	1.20%	to	1.70%	—%	to	—%	17.70%	to	18.29%
2023	81,267	$10.738829	to	$10.857912	$880,236	1.20%	to	1.70%	—%	to	—%	18.12%	to	18.71%
2022	102,105	$9.091491	to	$9.146425	$932,839	1.20%	to	1.70%	—%	to	—%	(11.60)%	to	(11.16)%
2021♦	117,352	$10.284388	to	$10.294829	$1,207,899	1.20%	to	1.70%	—%	to	—%	2.84%	to	2.95%
Guardian Select Mid Cap Core VIP Fund
2024	3,578,385	$10.690984	to	$10.881412	$38,927,191	1.20%	to	1.75%	—%	to	—%	10.48%	to	11.08%
2023	4,670,672	$9.676935	to	$9.796432	$45,747,373	1.20%	to	1.75%	—%	to	—%	14.27%	to	14.91%
2022	5,227,869	$8.468501	to	$8.525468	$44,565,518	1.20%	to	1.75%	—%	to	—%	(15.69)%	to	(15.22)%
2021♦	6,092,182	$10.044051	to	$10.055398	$61,258,086	1.20%	to	1.75%	—%	to	—%	0.44%	to	0.55%
Guardian Small-Mid Cap Core VIP Fund
2024	2,191,119	$9.723436	to	$9.880780	$21,637,343	1.20%	to	1.70%	—%	to	—%	4.51%	to	5.04%
2023	2,712,200	$9.292161	to	$9.406890	$25,504,817	1.20%	to	1.75%	—%	to	—%	13.94%	to	14.58%
2022	3,075,642	$8.155211	to	$8.210059	$25,247,177	1.20%	to	1.75%	—%	to	—%	(18.89)%	to	(18.43)%
2021♦	3,400,631	$10.054017	to	$10.065379	$34,227,546	1.20%	to	1.75%	—%	to	—%	0.54%	to	0.65%
Guardian Total Return Bond VIP Fund
2024	22,106	$9.512266	to	$9.641138	$212,646	1.20%	to	1.70%	—%	to	—%	0.07%	to	0.58%

2023	22,237	$9.505190	to	$9.585721	$212,864	1.20%	to	1.70%	—%	to	—%	3.34%	to	3.86%
2022♦	32,685	$9.197565	to	$9.229175	$301,514	1.20%	to	1.70%	—%	to	—%	(8.02)%	to	(7.71)%
Guardian U.S. Government Securities VIP Fund
2024	43,914	$9.120696	to	$9.362176	$410,566	1.20%	to	1.70%	—%	to	—%	0.01%	to	0.51%
2023	61,961	$9.119839	to	$9.314435	$576,680	1.20%	to	1.70%	—%	to	—%	2.27%	to	2.79%
2022	80,354	$8.917023	to	$9.061810	$727,247	1.20%	to	1.70%	—%	to	—%	(9.83)%	to	(9.38)%
2021	92,754	$9.888935	to	$9.999300	$926,322	1.20%	to	1.70%	—%	to	—%	(4.12)%	to	(3.64)%
2020	118,489	$10.313768	to	$10.376765	$1,228,853	1.20%	to	1.70%	—%	to	—%	3.51%	to	4.04%
Victory 500 Index VIP Series
2024	270,843	$49.570368	to	$71.633812	$18,843,727	1.20%	to	1.75%	1.20%	to	1.32%	(3.71)%	to	23.46%
2023	383,595	$51.480938	to	$58.022435	$21,586,923	1.20%	to	1.75%	1.29%	to	1.29%	24.72%	to	25.42%
2022	458,970	$41.275818	to	$46.262303	$20,614,840	1.20%	to	1.75%	1.22%	to	1.22%	(20.76)%	to	(20.32)%
2021	514,497	$52.092759	to	$58.061443	$28,953,352	1.20%	to	1.75%	1.18%	to	1.18%	25.21%	to	25.90%
2020	608,473	$41.605724	to	$46.115380	$27,279,021	1.20%	to	1.75%	1.97%	to	1.97%	18.03%	to	18.69%
Victory High Yield VIP Series
2024	257,767	$27.151381	to	$30.385189	$7,805,555	1.20%	to	1.70%	8.55%	to	10.09%	6.58%	to	7.12%
2023	312,840	$25.167893	to	$28.366113	$8,847,127	1.20%	to	1.75%	7.63%	to	7.63%	9.47%	to	10.08%
2022	349,221	$22.991196	to	$25.768898	$8,973,622	1.20%	to	1.75%	6.72%	to	6.72%	(15.06)%	to	(14.59)%
2021	402,008	$27.068703	to	$30.170420	$12,095,164	1.20%	to	1.75%	5.70%	to	5.70%	4.00%	to	4.58%
2020	411,237	$26.026727	to	$28.847902	$11,832,015	1.20%	to	1.75%	6.88%	to	6.88%	6.03%	to	6.63%
Victory RS International VIP Series
2024	869,367	$30.510740	to	$34.144718	$29,397,770	1.20%	to	1.70%	2.80%	to	2.81%	3.71%	to	4.23%
2023	1,072,452	$29.064278	to	$32.757681	$34,807,263	1.20%	to	1.75%	2.65%	to	2.65%	17.93%	to	18.58%
2022	1,280,236	$24.646314	to	$27.624060	$35,043,356	1.20%	to	1.75%	2.67%	to	2.67%	(17.28)%	to	(16.82)%
2021	1,370,163	$29.796320	to	$33.210656	$45,063,141	1.20%	to	1.75%	1.80%	to	1.80%	12.37%	to	13.00%
2020	1,548,114	$26.516659	to	$29.391055	$45,083,926	1.20%	to	1.75%	2.77%	to	2.77%	4.37%	to	4.96%
Victory RS Large Cap Alpha VIP Series
2024	502,600	$51.074576	to	$57.157142	$28,564,278	1.20%	to	1.70%	1.15%	to	1.20%	19.48%	to	20.08%
2023	674,471	$42.232882	to	$47.599323	$31,933,196	1.20%	to	1.75%	1.23%	to	1.23%	11.70%	to	12.33%
2022	777,309	$37.808168	to	$42.375717	$32,768,686	1.20%	to	1.75%	1.30%	to	1.30%	(6.01)%	to	(5.48)%
2021	985,686	$40.223771	to	$44.832638	$43,958,436	1.20%	to	1.75%	1.07%	to	1.07%	21.33%	to	22.01%
2020	1,166,183	$33.151361	to	$36.744710	$42,647,287	1.20%	to	1.75%	1.36%	to	1.36%	(2.19)%	to	(1.64)%
Victory RS Small Cap Growth Equity VIP Series
2024	81,268	$54.534320	to	$61.029397	$4,902,300	1.20%	to	1.70%	—%	to	—%	9.92%	to	10.48%
2023	109,964	$49.611110	to	$55.241804	$6,010,056	1.20%	to	1.70%	—%	to	—%	18.37%	to	18.96%
2022	118,293	$41.912812	to	$46.436814	$5,435,204	1.20%	to	1.70%	—%	to	—%	(37.44)%	to	(37.12)%
2021	108,551	$66.993623	to	$73.853617	$7,927,449	1.20%	to	1.70%	—%	to	—%	(11.95)%	to	(11.50)%
2020	109,270	$76.082657	to	$83.454320	$8,995,725	1.20%	to	1.70%	—%	to	—%	35.72%	to	36.40%
Victory Sophus Emerging Markets VIP Series
2024	54,463	$36.738707	to	$41.114476	$2,022,569	1.20%	to	1.70%	2.85%	to	3.12%	3.45%	to	3.97%
2023	54,043	$35.513143	to	$39.543950	$1,939,417	1.20%	to	1.70%	3.02%	to	3.02%	9.15%	to	9.70%
2022	61,875	$32.534601	to	$36.046458	$2,040,425	1.20%	to	1.70%	0.81%	to	0.81%	(23.78)%	to	(23.39)%
2021	63,746	$42.683352	to	$47.054336	$2,746,635	1.20%	to	1.70%	0.82%	to	0.82%	(6.03)%	to	(5.56)%
2020	68,635	$45.424509	to	$49.826091	$3,119,036	1.20%	to	1.70%	2.06%	to	2.06%	14.20%	to	14.77%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2024 and through April 17, 2025, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account Q

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account Q indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account Q as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

AB VPS Sustainable Global Thematic Portfolio

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Government Money Market Portfolio

Templeton Growth VIP Fund

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account Q based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account Q in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account Q since 2002.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

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